Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Corporate income tax rate			17.00%
Change in valuation allowance	$ (1,933)	$ 969
Rate of corporate surtax, unappropriated earnings			10.00%
Accumulated undistributed earnings from a foreign subsidiary	345,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	20,655	18,707	$ 15,056	$ 10,286
Total amount of interest expense and penalties	319	776	$ 617
Total amount of accrued interest and penalties	$ 4,511	$ 4,091
Cayman Islands Tax Information Authority [Member]
Tax Credit Carryforward [Line Items]
Corporate income tax rate	0.00%	0.00%	0.00%
Scenario, Plan
Tax Credit Carryforward [Line Items]
Corporate income tax rate		20.00%
Rate of corporate surtax, unappropriated earnings		5.00%
Foreign Tax Authority | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes		$ 9,475
Federal net operating loss carryforwards expiration year		2039
Foreign Tax Authority | Research And Development | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards		$ 2,659
Tax credit carryforward expiration year for federal		2039
State and Local Jurisdiction [Member] | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards		$ 1,873
Tax credit carryforward expiration year for state		no expiration date